Earnings per share (EPS) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basic and diluted net income per common share

Basic and diluted net income per common share calculations are as follows (in thousands, except share and per share data):

	For the three months ended March 31,
	2013	2012
Basic EPS:
Net income as reported	$2,052	$2,082
Preferred stock net accretion	—	—
Cumulative preferred stock dividend earned	(141)	(250)

Net income available to common stockholders	$1,911	$1,832

Weighted average common shares outstanding	7,060,234	5,834,173
Net income per common share – basic	$0.27	$0.31

Dilutive EPS:
Net income available to common stockholders	$1,911	$1,832

Weighted average common shares outstanding	7,060,234	5,834,173
Effect of dilutive securities, options	416	9,841

Weighted average common shares outstanding – diluted	7,060,650	5,844,014
Net income per common share – diluted	$0.27	$0.31

Reconciliation of the numerators and the denominators of the basic and diluted per share computations for net income are as follows:

(Dollars in thousands, except for per share data):	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Year ended December 31, 2012
Basic EPS
Net income as reported	$7,759
Preferred stock net accretion	—
Preferred stock dividend earned	(666)

Net income available to common stockholders	7,093	5,907,113	$1.20
Effect of dilutive securities, options	—	4,938

Diluted EPS
Income available to common stockholders and assumed conversions	$7,093	5,912,051	$1.20

Year ended December 31, 2011
Basic EPS
Net income as reported	$7,669
Preferred stock net accretion	(53)
Preferred stock dividend earned	(660)

Net income available to common stockholders	6,956	5,782,115	$1.20
Effect of dilutive securities, options	—	11,626

Diluted EPS
Income available to common stockholders and assumed conversions	$6,956	5,793,741	$1.20

Year ended December 31, 2010
Basic EPS
Net income as reported	$7,947
Preferred stock net accretion	(16)
Preferred stock dividend earned	(500)

Net income available to common stockholders	7,431	5,772,123	$1.29
Effect of dilutive securities, options	—	6,912

Diluted EPS
Income available to common stockholders and assumed conversions	$7,431	5,779,035	$1.29